Note 22 - Capital Commitments and Contingencies	12 Months Ended
Sep. 30, 2011
Capital Commitment and Contingencies
Capital Commitment and Contingencies

(22)      CAPITAL COMMITMENT AND CONTINGENCIES

Capital Commitments
For the purposes of expansion of its production facilities, the Company has entered into a number of contracts for the acquisition and construction of property, plant and equipment. The related capital commitments as of September 30, 2011 amounted to $4,773,609, which is expected to be disbursed during the next twelve months.